Loans from banks and other financial institutions (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Halutziot [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	NIS
Date Financing Provided	December 2020
Balance of the loan	$ 153	$ 144
Interest rate and Indexation	0.88%, CPI-linked
Maturity	2035
Halutziot 1 upgrade [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	NIS
Date Financing Provided	September 2022
Balance of the loan	$ 19	18
Interest rate and Indexation	3.22%, CPI-linked
Maturity	2035
Halutziot 2 [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	NIS
Date Financing Provided	September 2022
Balance of the loan	$ 34	30
Interest rate and Indexation	3.32%, CPI-linked
Maturity	2045
Mivtachim And Talmei Bilu [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	NIS
Date Financing Provided	December 2020
Balance of the loan	$ 79	76
Interest rate and Indexation	0.77%, CPI-linked
Maturity	2033
Kramim And Idan [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	NIS
Date Financing Provided	December 2020
Balance of the loan	$ 25	24
Interest rate and Indexation	0.8%, CPI-linked
Maturity	2034
Emek Habacha [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	NIS
Date Financing Provided	November 2018
Balance of the loan	$ 176	158
Interest rate and Indexation	2.41%, CPI-linked
Maturity	2040
Solar and Storage projects in Israel [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	NIS
Date Financing Provided	December 2023
Balance of the loan	$ 249	208
Interest rate and Indexation	6.37%-7.37%
Maturity	2031
Ruach Beresheet [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	NIS
Date Financing Provided	July 2020
Balance of the loan	$ 340	303
Interest rate and Indexation	2.14%, CPI-linked
Maturity	2042
Tullynamoyle [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	EUR
Date Financing Provided	August 2020
Balance of the loan	$ 11	10
Interest rate and Indexation	90% of the loan - 3.47% 10% of the loan - 3M Euribor plus 2%
Maturity	2032
Lukovac [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	EUR
Date Financing Provided	December 2020
Balance of the loan	$ 33	34
Interest rate and Indexation	84% of the loan - 3.5%-3.75% 16% of the loan - 3M Euribor plus 3%-3.5%
Maturity	2032
Ewk [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	EUR
Date Financing Provided	December 2017
Balance of the loan	$ 75	78
Interest rate and Indexation	60% of the loan – 2.3% 29% of the loan - 3.95% 11% of the loan – 4.65%-4.83%
Maturity	2030
Picasso [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	EUR
Date Financing Provided	January 2020
Balance of the loan	$ 75	71
Interest rate and Indexation	Until 2029 – 1.58% Until 2039 – 2.33%
Maturity	2039
SOWI [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	EUR
Date Financing Provided	January 2020
Balance of the loan	$ 88	86
Interest rate and Indexation	49% of the loan – 1.91% 32% of the loan – 4.06% 1% of the loan – 4.46% 18% of the loan – 6M Euribor plus 4%
Maturity	2033
Gecama [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	EUR
Date Financing Provided	May 2025
Balance of the loan	$ 271	145
Interest rate and Indexation	5.1%
Maturity	2045
Björnberget [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	EUR
Date Financing Provided	May 2021
Balance of the loan	$ 213	199
Interest rate and Indexation	79% of the loan – 2.28% 21% of the loan - 6M Euribor plus 1.75%.
Maturity	2041
Attila [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	HUF
Date Financing Provided	January 2019
Balance of the loan	$ 32	28
Interest rate and Indexation	70% of the loan – 6.3%. 30% of the loan – 4.05%.
Maturity	2036
Raaba Flow and Raaba ACDC [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	EUR
Date Financing Provided	March 2024
Balance of the loan	$ 40	35
Interest rate and Indexation	70% of the loan – 6.1% 30% of the loan - 3M Euribor plus 3.15%-3.25%.
Maturity	2033
Pupin [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	EUR
Date Financing Provided	March 2024
Balance of the loan	$ 93	67
Interest rate and Indexation	70% of the loan – 6.3% 30% of the loan - 3M Euribor plus 3.3%.
Maturity	2040
Atrisco PV [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	USD
Date Financing Provided	December 2023
Balance of the loan	$ 103	115
Interest rate and Indexation	5.4%-5.9%
Maturity	2049
Atrisco BESS [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	USD
Date Financing Provided	December 2023
Balance of the loan	$ 168	174
Interest rate and Indexation	5.6%-5.9%.
Maturity	2049
Roadrunner PV [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	USD
Date Financing Provided	January 2025
Balance of the loan	$ 212	0
Interest rate and Indexation	Construction loan- SOFR plus 1.5%
Maturity	2026
Roadrunner Bess [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	USD
Date Financing Provided	January 2025
Balance of the loan	$ 244	0
Interest rate and Indexation	Construction loan- SOFR plus 1.5%
Maturity	2026
Quail Ranch PV [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	USD
Date Financing Provided	April 2025
Balance of the loan	$ 114	0
Interest rate and Indexation	Construction loan- SOFR plus 1.5%
Maturity	2026
Quail Ranch Bess [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	USD
Date Financing Provided	April 2025
Balance of the loan	$ 86	0
Interest rate and Indexation	Construction loan- SOFR plus 1.5%
Maturity	2026
Country Acers [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	USD
Date Financing Provided	March 2025
Balance of the loan	$ 484	0
Interest rate and Indexation	Construction loan- SOFR plus 1.5%
Maturity	2027
Snowflake A [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	USD
Date Financing Provided	November 2025
Balance of the loan	$ 201	0
Interest rate and Indexation	Construction loan- SOFR plus 1.5%
Maturity	2027
Mezzanine loan [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Original loan currency	USD
Date Financing Provided	August 2025
Balance of the loan	$ 59	$ 0
Interest rate and Indexation	6M SOFR plus 2.9-3.1%
Maturity	2032